Other disclosures	12 Months Ended
Dec. 31, 2025
Other disclosure [Abstract]
Disclosure of other disclosure explanatory [Text Block]
SECTION 6: OTHER DISCLOSURES
This section includes other notes required by applicable legislation, not included in the previous sections, highlighting the note on litigations (6.5.1), guarantees (6.5.2), remuneration of the Board of Directors (6.7), and related-party transactions (6.8).